Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Income Statement [Abstract]
REVENUES						$ 10,000	$ 92,903
OPERATING EXPENSES:
Stock based compensation	786,747	2,073	10,783,948	8,508	9,877	23,645	1,599,467
Research and development	357,519	334,155	921,106	677,929	944,330	702,792	15,542,286
Selling, general, and administrative expenses	724,454	766,065	3,327,010	1,612,530	2,611,184	979,285	15,030,573
Depreciation and amortization	9,435	8,784	28,196	25,160	36,231	123,206	1,423,226
Total operating expenses	1,878,155	1,111,077	15,060,260	2,324,127	3,591,745	1,805,283	31,996,085
Loss from operations	(1,878,155)	(1,111,077)	(15,060,260)	(2,324,127)	(3,591,745)	(1,795,283)	(31,903,182)
OTHER INCOME (EXPENSES):
Interest expense		(229,335)	(117,042)	(513,995)	(741,916)	(734,168)	(4,309,379)
Gain (loss) on sale and disposal of assets			2,426		(9,230)	(1,254)	(37,878)
Research grant income							1,179,646
Gain on debt extinguishment							786,945
Federal and state tax credits							1,506,596
Dividend income							55,206
Other expenses, net	(3,069)	(7,928)	(14,585)	(11,739)	(18,274)	(12,685)	(175,611)
Interest income	830		3,068
Total other income (expenses)	(2,239)	(237,263)	(126,133)	(525,734)	(769,420)	(748,107)	(994,475)
Loss before the provision for income taxes	(1,880,394)	(1,348,340)	(15,186,393)	(2,849,861)	(4,361,165)	(2,543,390)	(32,897,657)
PROVISION FOR INCOME TAXES
NET LOSS	$ (1,880,394)	$ (1,348,340)	$ (15,186,393)	$ (2,849,861)	$ (4,361,165)	$ (2,543,390)	$ (32,897,657)
NET LOSS PER SHARE
Basic	$ (0.03)	$ (0.04)	$ (0.26)	$ (0.09)	$ (0.46)	$ (0.27)
Diluted	$ (0.03)	$ (0.04)	$ (0.26)	$ (0.09)	$ (0.46)	$ (0.27)
SHARES USED IN CALCULATION OF NET INCOME PER SHARE
Basic	63,610,949	33,229,093	59,019,453	33,229,093	9,488,227	9,488,227
Diluted	63,610,949	33,229,093	59,019,453	33,229,093	9,488,227	9,488,227